Share based compensation expenses - Share options issued by Pintec (Details) ¥ in Thousands			12 Months Ended
	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2014
Share based compensation expenses
Exercise price | $ / shares		$ 0.000125
Options Outstanding
Granted (shares) | shares	740,000	16,042,500
Additional Information
Share-based compensation expenses/(reversal)				¥ (6,884)	¥ 4,534
Share-based compensation expenses				¥ (6,884)	¥ 4,534
Fair value assumptions
Fair value of the underlying shares on the date of option grants (in US$) | $ / shares	$ 1.4506	$ 1.2785
Second Share Incentive Plan
Additional Information
Share based compensation by share based payment arrangement percentage of outstanding stock eligible to be issued as stock options			2.00%
Options expiration period			10 years
Jimu Parent
Additional Information
Unrecognized share-based compensation expenses			¥ 0
Options expiration period						10 years
Employee Stock Option
Options Outstanding
Granted (shares) | shares			0	0	0
Additional Information
Share-based compensation expenses/(reversal)			¥ 0	¥ (6,890)	¥ 4,469
Unrecognized share-based compensation expenses			0
Intrinsic value of options exercised			0	6	6
Share-based compensation expenses			¥ 0	¥ (6,890)	¥ 4,469